ACQUISITION (Summary of Pro Forma Adjustments) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACQUISITION [Abstract]
Revenues	$ 17,785	$ 20,970
Net loss	$ (1,788)	$ (1,863)
Basic and diluted loss per share	$ (0.06)	$ (0.05)